Stock Compensation Plans and Other Compensation Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock Award Rollforward Activity
Stock award activity for the years ended December 31, 2017, 2018 and 2019, is presented in the table below. Vested awards do not include any adjustments to reflect the final performance measure for issued shares.

	Stock Awards (in thousands)	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Term (in years)
Outstanding at January 1, 2017	1,148	$167	1.3
Granted	397	233
Vested	(521)	152
Forfeited	(86)	198
Outstanding at December 31, 2017	938	$192	1.0
Granted	376	321
Vested	(455)	181
Forfeited	(63)	250
Outstanding at December 31, 2018	796	$244	0.8
Granted	339	274
Vested	(383)	222
Forfeited	(51)	280
Outstanding at December 31, 2019	701	$278	0.9

Cash Units and Cash Performance Units Aggregate Payout Amount [Table Text Block]	The following table presents the minimum and maximum aggregate payout amounts related to those cash awards granted for the periods presented:

	Year Ended December 31
$ in millions	2019	2018	2017
Minimum aggregate payout amount	$36	$36	$38
Maximum aggregate payout amount	203	205	201